Net Income (Loss) per Common Share (Tables)	6 Months Ended
Jun. 30, 2015
Earnings Per Share [Abstract]
Reconciliation of Weighted Average Common Shares Used in Calculation of Basic and Diluted EPS

The table below presents a reconciliation of weighted average common shares used in the calculation of basic and diluted EPS (in thousands):

	Three Months Ended June 30,		Six Months Ended June 30,
	2015	2014	2015	2014
Weighted average shares for basic EPS	99,163	98,032	98,677	97,963
Dilutive effect of options, warrants, and RSUs	3,815	2,727	—	2,803
Weighted average shares for diluted EPS	102,978	100,759	98,677	100,766